CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (18,103)	$ (17,197)	$ (20,823)	$ (13,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of convertible debt	623
Non-cash amortization of other debt discount	56	48	59	82
Change in fair value of embedded derivative		16	(158)
Provision for excess and obsolete inventory	227		402	807
Stock-based compensation expense	5,192	7,401	7,735	1
Issuance of restricted stock units	390
Depreciation	7	9	12	32
Bad debt expense	31
Loss on extinguishment of debt		52	359	1,541
Changes in operating assets and liabilities:
Accounts receivable	(472)	631	1,864	1,814
Inventory	710	1,022	(105)	(210)
Prepaid expenses and other assets	(1,002)	(306)	(256)	(491)
Accounts payable	(1,691)	1,880	921	558
Accrued expenses	50	160	(1,089)	707
Deferred revenue	(641)	1,147	601	(1,403)
Accrued interest	598	1,287	1,604	1,303
Net cash used in operating activities	(14,025)	(3,850)	(8,874)	(6,410)
Cash flows from investing activities:
Capital expenditures	(21)	(8)	(13)	(5)
Net cash used in investing activities	(21)	(8)	(13)	(5)
Cash flows from financing activities:
Proceeds from convertible debt	13,000	5,000	5,000
Repayments of convertible debt	(156)
Proceeds from other debt issuances	4,000	3,500	3,500	11,378
Fees paid for debt issuance	(61)		(18)	(151)
Fees paid for other term loan issuances		(18)
Repayment of other debt issuances	(6,836)	(3,948)	(5,524)	(2,239)
Proceeds from issuance of common stock from equity line-of-credit	3,605
Fees paid for deferred offering costs		(541)	(2,537)	(402)
Proceeds from exercise of common stock options	157	34	34	3
Net cash provided by financing activities	13,709	4,027	10,482	5,587
Effects of exchange rate changes on cash and cash equivalents	(256)	(93)	141	(105)
Net decrease in cash, cash equivalents and restricted cash	(593)	76	1,736	(933)
Cash, cash equivalents and restricted cash, beginning of period	4,864	3,128	3,128	4,061
Cash, cash equivalents and restricted cash, end of period	4,271	3,204	4,864	3,128
Supplemental disclosure of cash flow information:
Cash paid for interest	387	1,307	1,704	1,457
Cash paid for income taxes	17
Non-cash investing and financing activities:
Leased assets obtained in exchange for new operating lease liabilities		295	295
Issuance of NCNV in exchange for related party debt and accrued interest		5,190	5,190	36,918
Issuance of SAFE agreements in exchange for accrued liabilities		3,250	3,250
Unpaid deferred offering costs		$ 1,256		$ 120
Conversion of convertible debt principal and interest payments into common stock	$ 3,907		$ 5,882